LONG TERM INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 3,939
Net Additions And (warrants Exercised)	57
Movements In Foreign Exchange	(47,000)
Fair Value Adjustments For The Period	(1,282,000)
Fair Value Of Long Term Investments, Ending Balance	2,667
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	3,880,000
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(46,000)
Fair Value Adjustments For The Period	(1,248,000)
Fair Value Of Long Term Investments, Ending Balance	2,586
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	59,000
Net Additions And (warrants Exercised)	31,000
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	(40,000)
Fair Value Of Long Term Investments, Ending Balance	49
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	0
Net Additions And (warrants Exercised)	26
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	6,000
Fair Value Of Long Term Investments, Ending Balance	$ 32